Restatement of Previously Issued Financial Statements (Details) - USD ($)		1 Months Ended		2 Months Ended		3 Months Ended					6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Jul. 30, 2024	Jul. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Consolidated Balance Sheet
Convertible notes payable, current	$ 36,430,000														$ 36,430,000
Total current liabilities	47,176,000			$ 7,919,000	$ 7,919,000										47,176,000
Total liabilities	47,379,000			30,635,000	30,635,000										47,379,000
Accumulated deficit	(133,649,000)			(13,217,000)	(13,217,000)										(133,649,000)
Total stockholders' deficit	(132,023,000)	$ (148,315,000)		76,561,000	76,561,000	$ (140,506,000)		$ (123,507,000)	$ (112,876,000)		$ (140,506,000)	$ (112,876,000)	$ (148,315,000)	$ (123,507,000)	$ (132,023,000)	$ (95,877,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Total other income (expense), net		(2,029,000)			8,031,000			(1,680,000)					402,000	(5,360,000)
Net loss		(8,235,000)		3,606,000	3,606,000			(10,761,000)					(21,278,000)	(27,969,000)
Comprehensive loss		$ (8,237,000)			$ 3,597,000			$ (10,757,000)					$ (21,275,000)	$ (27,970,000)
Basic net income (loss) per share (Note 15) (in dollars per share)		$ (8.34)			$ 0.18			$ (14.15)					$ (26.08)	$ (36.83)	$ (48.16)
Diluted net income (loss) per share (Note 15) (in dollars per share)		$ (8.34)	$ (14.15)		$ 0.02			$ (14.15)					$ (26.08)	$ (36.83)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		$ (140,506,000)	$ (112,876,000)	72,964,000	$ (148,315,000)		$ (132,023,000)	$ (112,876,000)		$ (95,877,000)	(132,023,000)	(95,877,000)	$ (132,023,000)	$ (95,877,000)	$ (95,877,000)
Net loss		(8,235,000)		3,606,000	3,606,000			(10,761,000)					(21,278,000)	(27,969,000)
Ending Balance	(132,023,000)	(148,315,000)		76,561,000	76,561,000	(140,506,000)		(123,507,000)	(112,876,000)		(140,506,000)	(112,876,000)	(148,315,000)	(123,507,000)	(132,023,000)	(95,877,000)
Condensed Consolidated Statement of Cash Flow
Net loss		$ (8,235,000)		3,606,000	3,606,000			(10,761,000)					$ (21,278,000)	(27,969,000)
Adagio Medical Inc
Condensed Consolidated Balance Sheet
Convertible notes payable, current	36,430,000					47,964,000	44,048,000	26,584,000			47,964,000			26,584,000	36,430,000	9,500,000
Total current liabilities	47,176,000					61,665,000	57,022,000	35,915,000			61,665,000			35,915,000	47,176,000	12,968,000
Total liabilities	47,379,000					61,792,000	57,072,000	36,554,000			61,792,000			36,554,000	47,379,000	13,105,000
Accumulated deficit	(133,649,000)					(146,692,000)	(140,958,000)	(125,028,000)			(146,692,000)			(125,028,000)	(133,649,000)	(97,059,000)
Total stockholders' deficit	(132,023,000)					(140,506,000)	(139,218,000)	(123,507,000)	(112,876,000)	(104,722,000)	(140,506,000)	(112,876,000)		(123,507,000)	(132,023,000)	(95,877,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Convertible notes fair value adjustment							2,382,000			(2,034,000)	3,966,000	(3,033,000)		(4,084,000)	(6,930,000)
Total other income (expense), net							1,506,000			(2,295,000)	2,431,000	(3,680,000)		(5,360,000)	(8,648,000)	240,000
Net loss							(7,309,000)			(8,949,000)	(13,043,000)	(17,208,000)		(27,969,000)	(36,590,000)	(23,673,000)
Comprehensive loss							$ (7,306,000)			$ (8,953,000)	$ (13,038,000)	$ (17,213,000)		$ (27,970,000)	$ (36,601,000)	$ (23,649,000)
Basic net income (loss) per share (Note 15) (in dollars per share)		$ (8.34)	$ (14.15)				$ (9.37)			$ (11.82)	$ (16.72)	$ (22.67)	$ (26.08)	$ (36.83)	$ (48.16)	$ (31.50)
Diluted net income (loss) per share (Note 15) (in dollars per share)							$ (9.37)			$ (11.82)	$ (16.72)	$ (22.67)		$ (36.83)	$ (48.16)	$ (31.50)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		$ (140,506,000)	$ (112,876,000)			(139,218,000)	$ (132,023,000)	(112,876,000)	(104,722,000)	$ (95,877,000)	$ (132,023,000)	$ (95,877,000)	$ (132,023,000)	$ (95,877,000)	$ (95,877,000)	$ (72,618,000)
Net loss							(7,309,000)			(8,949,000)	(13,043,000)	(17,208,000)		(27,969,000)	(36,590,000)	(23,673,000)
Ending Balance	(132,023,000)					(140,506,000)	(139,218,000)	(123,507,000)	(112,876,000)	(104,722,000)	(140,506,000)	(112,876,000)		(123,507,000)	(132,023,000)	(95,877,000)
Condensed Consolidated Statement of Cash Flow
Net loss							(7,309,000)			(8,949,000)	(13,043,000)	(17,208,000)		(27,969,000)	(36,590,000)	(23,673,000)
Change in fair value of convertible notes payable							$ (2,382,000)			$ 2,034,000	$ (3,966,000)	$ 3,033,000		$ 4,084,000	$ 6,930,000
Error Correction, Type [Extensible Enumeration]							adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember			adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember	adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember	adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember		adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember	adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember
Accumulated Deficit
Condensed Consolidated Balance Sheet
Total stockholders' deficit	(133,649,000)	(154,927,000)		(13,217,000)	(13,217,000)	(146,692,000)		(125,028,000)	(114,267,000)		$ (146,692,000)	$ (114,267,000)	(154,927,000)	$ (125,028,000)	$ (133,649,000)	(97,059,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Net loss		(8,235,000)		3,606,000				(10,761,000)					(21,278,000)	(27,969,000)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		(146,692,000)	(114,267,000)	(16,823,000)	(154,927,000)		$ (133,649,000)	(114,267,000)		$ (97,059,000)	(133,649,000)	(97,059,000)	(133,649,000)	(97,059,000)	(97,059,000)
Net loss		(8,235,000)		3,606,000				(10,761,000)					(21,278,000)	(27,969,000)
Ending Balance	(133,649,000)	(154,927,000)		(13,217,000)	$ (13,217,000)	(146,692,000)		(125,028,000)	(114,267,000)		(146,692,000)	(114,267,000)	(154,927,000)	(125,028,000)	(133,649,000)	(97,059,000)
Condensed Consolidated Statement of Cash Flow
Net loss		(8,235,000)		$ 3,606,000				(10,761,000)					(21,278,000)	(27,969,000)
Accumulated Deficit | Adagio Medical Inc
Condensed Consolidated Balance Sheet
Total stockholders' deficit	(133,649,000)					(146,692,000)	(140,958,000)	(125,028,000)	(114,267,000)	(106,008,000)	(146,692,000)	(114,267,000)		(125,028,000)	(133,649,000)	(97,059,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Net loss											(13,043,000)	(17,208,000)			(36,590,000)	(23,673,000)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		(146,692,000)	(114,267,000)			(140,958,000)	(133,649,000)	(114,267,000)	(106,008,000)	(97,059,000)	(133,649,000)	(97,059,000)	(133,649,000)	(97,059,000)	(97,059,000)	(73,386,000)
Net loss											(13,043,000)	(17,208,000)			(36,590,000)	(23,673,000)
Ending Balance	(133,649,000)					(146,692,000)	(140,958,000)	(125,028,000)	(114,267,000)	(106,008,000)	(146,692,000)	(114,267,000)		(125,028,000)	(133,649,000)	(97,059,000)
Condensed Consolidated Statement of Cash Flow
Net loss											(13,043,000)	(17,208,000)			(36,590,000)	$ (23,673,000)
As Previously Reported
Condensed Consolidated Balance Sheet
Total liabilities	5,000														5,000
Accumulated deficit	(5,000)														(5,000)
Total stockholders' deficit	(5,000)														$ (5,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Net loss	$ (5,000)
Basic net income (loss) per share (Note 15) (in dollars per share)	$ (5,000)														$ (50.20)
Diluted net income (loss) per share (Note 15) (in dollars per share)	$ (5,000)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance							(5,000)				(5,000)		(5,000)
Net loss	$ (5,000)
Ending Balance	(5,000)														$ (5,000)
Condensed Consolidated Statement of Cash Flow
Net loss	(5,000)
As Previously Reported | Adagio Medical Inc
Condensed Consolidated Balance Sheet
Convertible notes payable, current	37,986,000					50,955,000	46,313,000	27,619,000			50,955,000			27,619,000	37,986,000
Total current liabilities	48,732,000					64,656,000	59,287,000	36,950,000			64,656,000			36,950,000	48,732,000
Total liabilities	48,935,000					64,783,000	59,337,000	37,589,000			64,783,000			37,589,000	48,935,000
Accumulated deficit	(135,205,000)					(149,683,000)	(143,223,000)	(126,063,000)			(149,683,000)			(126,063,000)	(135,205,000)
Total stockholders' deficit	(133,579,000)					(143,497,000)	(141,483,000)	(124,542,000)	(113,492,000)	(105,049,000)	(143,497,000)	(113,492,000)		(124,542,000)	(133,579,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Convertible notes fair value adjustment							1,673,000			(2,361,000)	2,531,000	(3,649,000)		(5,119,000)	(8,486,000)
Total other income (expense), net							797,000			(2,622,000)	996,000	(4,296,000)		(6,395,000)	(10,204,000)
Net loss							(8,018,000)			(9,276,000)	(14,478,000)	(17,824,000)		(29,004,000)	(38,146,000)
Comprehensive loss							$ (8,015,000)			$ (9,280,000)	$ (14,473,000)	$ (17,829,000)		$ (29,005,000)	(38,157,000)
Basic net income (loss) per share (Note 15) (in dollars per share)							$ (10.28)			$ (12.25)	$ (18.56)	$ (23.49)		$ (38.19)
Diluted net income (loss) per share (Note 15) (in dollars per share)							$ (10.28)			$ (12.25)	$ (18.56)	$ (23.49)		$ (38.19)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		(143,497,000)	(113,492,000)			(141,483,000)	$ (133,579,000)	(113,492,000)	(105,049,000)		$ (133,579,000)		(133,579,000)
Net loss							(8,018,000)			$ (9,276,000)	(14,478,000)	$ (17,824,000)		$ (29,004,000)	(38,146,000)
Ending Balance	(133,579,000)					(143,497,000)	(141,483,000)	(124,542,000)	(113,492,000)	(105,049,000)	(143,497,000)	(113,492,000)		(124,542,000)	(133,579,000)
Condensed Consolidated Statement of Cash Flow
Net loss							(8,018,000)			(9,276,000)	(14,478,000)	(17,824,000)		(29,004,000)	(38,146,000)
Change in fair value of convertible notes payable							(1,673,000)			2,361,000	(2,531,000)	3,649,000		5,119,000	8,486,000
As Previously Reported | Accumulated Deficit
Condensed Consolidated Balance Sheet
Total stockholders' deficit	(5,000)														(5,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Net loss	(5,000)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance							(5,000)				(5,000)		(5,000)
Net loss	(5,000)
Ending Balance	(5,000)														(5,000)
Condensed Consolidated Statement of Cash Flow
Net loss	(5,000)
As Previously Reported | Accumulated Deficit | Adagio Medical Inc
Condensed Consolidated Balance Sheet
Total stockholders' deficit	(135,205,000)					(149,683,000)	(143,223,000)	(126,063,000)	(114,883,000)	(106,335,000)	(149,683,000)	(114,883,000)		(126,063,000)	(135,205,000)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		(149,683,000)	(114,883,000)			(143,223,000)	(135,205,000)	(114,883,000)	(106,335,000)		(135,205,000)		(135,205,000)
Ending Balance	(135,205,000)					(149,683,000)	(143,223,000)	(126,063,000)	(114,883,000)	(106,335,000)	(149,683,000)	(114,883,000)		(126,063,000)	$ (135,205,000)
Adjustment
Condensed Consolidated Statement of Operations and Comprehensive Loss
Basic net income (loss) per share (Note 15) (in dollars per share)															$ 2.05
Adjustment | Adagio Medical Inc
Condensed Consolidated Balance Sheet
Convertible notes payable, current	(1,556,000)					(2,991,000)	(2,265,000)	(1,035,000)			(2,991,000)			(1,035,000)	$ (1,556,000)
Total current liabilities	(1,556,000)					(2,991,000)	(2,265,000)	(1,035,000)			(2,991,000)			(1,035,000)	(1,556,000)
Total liabilities	(1,556,000)					(2,991,000)	(2,265,000)	(1,035,000)			(2,991,000)			(1,035,000)	(1,556,000)
Accumulated deficit	1,556,000					2,991,000	2,265,000	1,035,000			2,991,000			1,035,000	1,556,000
Total stockholders' deficit	1,556,000					2,991,000	2,265,000	1,035,000	616,000	327,000	2,991,000	616,000		1,035,000	1,556,000
Condensed Consolidated Statement of Operations and Comprehensive Loss
Convertible notes fair value adjustment							709,000			327,000	1,435,000	616,000		1,035,000	1,556,000
Total other income (expense), net							709,000			327,000	1,435,000	616,000		1,035,000	1,556,000
Net loss							709,000			327,000	1,435,000	616,000		1,035,000	1,556,000
Comprehensive loss							$ 709,000			$ 327,000	$ 1,435,000	$ 616,000		$ 1,035,000	1,556,000
Basic net income (loss) per share (Note 15) (in dollars per share)							$ 0.91			$ 0.43	$ 1.84	$ 0.82		$ 1.36
Diluted net income (loss) per share (Note 15) (in dollars per share)							$ 0.91			$ 0.43	$ 1.84	$ 0.82		$ 1.36
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		2,991,000	616,000			2,265,000	$ 1,556,000	616,000	327,000		$ 1,556,000		1,556,000
Net loss							709,000			$ 327,000	1,435,000	$ 616,000		$ 1,035,000	1,556,000
Ending Balance	1,556,000					2,991,000	2,265,000	1,035,000	616,000	327,000	2,991,000	616,000		1,035,000	1,556,000
Condensed Consolidated Statement of Cash Flow
Net loss							709,000			327,000	1,435,000	616,000		1,035,000	1,556,000
Change in fair value of convertible notes payable							(709,000)			(327,000)	(1,435,000)	(616,000)		(1,035,000)	(1,556,000)
Adjustment | Accumulated Deficit | Adagio Medical Inc
Condensed Consolidated Balance Sheet
Total stockholders' deficit	1,556,000					2,991,000	2,265,000	1,035,000	616,000	327,000	2,991,000	616,000		1,035,000	1,556,000
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		$ 2,991,000	$ 616,000			2,265,000	1,556,000	616,000	327,000		1,556,000		$ 1,556,000
Ending Balance	$ 1,556,000					$ 2,991,000	$ 2,265,000	$ 1,035,000	$ 616,000	$ 327,000	$ 2,991,000	$ 616,000		$ 1,035,000	$ 1,556,000